PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Basis of presentation
2.1 Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Basis of consolidation
2.2 Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and VIEs’ subsidiaries for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.

Non-controlling interests
2.3
Non-controlling
interests
For the Company’s consolidated subsidiaries, VIEs and VIEs’ subsidiaries, non-controlling
interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder.
Non-controlling
interests are classified as a separate line item in the equity section of the Group’s Consolidated Balance Sheets and have been separately disclosed in the Group’s Consolidated Statements of Comprehensive (Loss)/Income to distinguish the interests from that of the Company.

Use of estimates
2.4 Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to valuation allowance of deferred tax assets, share-based compensation, allowances for credit losses, valuation and recognition of refund payable to members, the estimated useful lives of assets, long-term investments and reserve for excess and obsolete inventories. Estimates are based on historical experiences and on various assumptions that the Group believes are reasonable under current circumstances. Actual results could differ from those estimates.

Foreign currencies
2.5 Foreign currencies
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Group’s holding entities incorporated in Cayman Islands and Hong Kong, China (“HK”) is the United States dollars (“US$”). The Group’s PRC subsidiaries, consolidated VIEs and VIEs’ subsidiaries and the other HK subsidiary determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters and is based primarily on the currency the entity conducts its business in.
Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in the Consolidated Statements of Comprehensive (Loss)/Income. Total exchange loss were RMB 12,397, RMB 919 and RMB 1,300 for the years ended December 31, 2019, 2020 and 2021, respectively.
The financial statements of the Group are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive (loss)/income as a component of shareholders’ equity. Total foreign currency translation adjustments to the Group’s other comprehensive (loss)/income were a gain of RMB 33,298, a loss of RMB 79,411 and RMB 25,116, for the years ended December 31, 2019, 2020 and 2021, respectively.

Convenience translation
2.6 Convenience translation
Translations of the Consolidated Balance Sheets, the Consolidated Statements of Comprehensive (Loss)/Income and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.3726, representing the index rates stipulated by the federal reserve board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2021, or at any other rate.

Fair value measurements
2.7 Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach, (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, equity securities with readily determinable fair values included in long-term investments, accounts payable, amounts due to related parties, accruals and other liabilities. As of December 31, 2020 and 2021, except for short-term investments and equity securities with readily determinable fair values included in long-term investments, the carrying values of cash and cash equivalents, restricted cash, trade receivables, amounts due from related parties, prepayments and other current assets, trade payables, amounts due to related parties, accruals and other liabilities are approximated to their fair values due to the short-term maturity of these instruments. The Group reports short-term investments at fair value and discloses the fair value of these investments based on level 2 measurement, reports equity securities with readily determinable fair values included in long-term investments at fair value based on level 1 measurement, and for those investments without readily determinable fair values, the Group elects to record these investments at cost, less impairment, plus or minus subsequent adjustments for observable price changes (referred to as the measurement alternative). Under this measurement alternative, changes in the carrying value of the investments will be recognized in Consolidated Statements of Comprehensive (Loss)/Income, whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group classifies the valuation techniques on investments that use similar identifiable transaction prices as Level 2 of fair value measurements. (Note 9).

Cash and cash equivalents
2.8 Cash and cash equivalents
Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less.

Restricted cash
2.9 Restricted cash
Cash that is restricted as to withdrawal or for use or pledged as security is reported separately on the face of the Consolidated Balance Sheets. The Group’s restricted cash mainly represents i) security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee, ii) deposits held in the Group’s own bank accounts designated by the customs authorities that the Group makes for cross-border comprehensive tax for imported merchandise, iii) cash held in the Group’s own bank accounts, the use of which is restricted to collecting cash on behalf of the merchants for products sold on Yunji App and transferring these cash receipts to the merchants under the bank’s custody. Restricted cash with the restriction period lapsing within one year are classified as current assets in the Consolidated Balance Sheets.

Short-term investments
2.10 Short-term investments
Short-term investments are comprised of i) time deposits placed with banks with original maturities longer than three months but less than one year, ii) wealth management products issued by PRC banks or other financial institutions, which contains fixed or variable interest with original maturities within one year. Such investments are generally not permitted to be redeemed early or are subject to penalties for redemption prior to maturities. These investments are stated at fair value. Changes in the fair value are reflected in financial income/(expense), net in the Consolidation Statements of Comprehensive (Loss)/Income.

Accounts receivable, net
2.11 Accounts receivable, net
Accounts receivables, net mainly represent amounts due from customers, including the funds extended by the Group to qualified customers, including the merchants, through its factoring arrangements (the “factoring receivables”) and are recorded net of allowance for credit losses. As of December 31, 2020 and 2021, the balance of the factoring receivables was RMB 122,089 and RMB 115,924, respectively (Note 5).
Allowance for expected credit losses
Starting from January 1, 2020, the Group adopted ASU
No. 2016-13,
“Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses. Upon adoption of the new standard on January 1, 2020, there was no material cumulative effect of the adoption.
The Group’s accounts receivable, prepaid expenses and other current assets, amounts due from related parties and other non-current
assets are within the scope of ASC Topic 326.
To estimate expected credit losses, the Group has identified the relevant risk characteristics of its customers, the related receivables and other receivables which include size, type of the services, the counterparty or the products the Group provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. This is assessed at each quarter based on the Group’s specific facts and circumstances. No significant impact of changes in the assumptions since adoption.
The following table summarized the details of the Company’s allowance for expected credit losses:

	2019	2020	2021
Balance at beginning of year	—	—	13,089
Allowance for credit losses	—	13,089	24,045
Write-offs	—	—	(24,630)

Balance at end of year	—	13,089	12,504

Inventories, net
2.12 Inventories, net
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. Write downs of RMB 3,608, RMB 40,609 and RMB 25,696 are recorded in cost of revenues in the Consolidated Statements of Comprehensive (Loss)/Income for the years ended December 31, 2019, 2020 and 2021, respectively.

Property, equipment and software, net

2.13 Property, equipment and software, net
Property, equipment and software are stated at cost less accumulated depreciation. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follow:

Category	Estimated useful lives
Leasehold improvement	Shorter of the term of the lease or the estimated useful lives of the assets
Electronic equipment	3 years
Furniture	3 years
Software	3 years
Vehicles	3 years
Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. The Group recognized the gain or loss on the disposal of property, equipment and software in the Consolidated Statements of Comprehensive (Loss)/Income.
Construction in progress represents direct costs that are related to the construction of property, equipment and software and incurred in connection with bringing the assets to their intended use. Construction in progress is transferred to specific property, equipment and software items and the depreciation of these assets commences when the assets are ready for their intended use.

Long-term investments
2.14 Long-term investments
The Group’s investments include equity method investments, equity securities with readily determinable fair values and equity securities without readily determinable fair values.
The Group has investments in privately held companies. The Group applies the equity method of accounting to account for an equity investment, in common stock or in-substance
common stock, according to ASC 323 “Investment—Equity Method and Joint Ventures”, over which it has significant influence but does not own a majority equity interest or otherwise control.
An investment in
in-substance
common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity’s common stock. The Group considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity’s common stock.
Under the equity method, the Group’s share of the post-acquisition profits or losses of the equity investees are recorded in equity in income of affiliates, net of tax in the Consolidated Statements of Comprehensive (Loss)/Income. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee, if any, represents goodwill and intangible assets acquired. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded in financial income/(expense), net through the Consolidated Statements of Comprehensive (Loss)/Income.
For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Group has neither significant influence nor control through investments in common stock or in-substance
common stock, the Group makes the election for these investments whereby investment is carried at cost and adjusted in subsequent periods for any impairment or changes in observable prices of identical or similar investments.

Impairment of long-lived assets

2.15 Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets.

Revenue recognition
2.16 Revenue recognition
The Group adopted ASC Topic 606, “Revenue from Contracts with Customers,” for all periods presented. Consistent with the criteria of Topic 606, the Group recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those goods or services.
To achieve that core principle, the Group applies the five steps defined under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recognized upon the transfer of control of promised goods or services to a customer.
Revenue is recorded net of value-added tax.
Revenue recognition policies for each type of revenue steam are as follows:
Sales of merchandise
The Group primarily sells merchandise through its Yunji App. The Group presents the revenue generated from its sales of merchandise on a gross basis as the Group has control of the goods and has the ability to direct the use of goods to obtain substantially all the benefits. In making this determination, the Group also assesses whether it is primarily obligated in these transactions, is subject to inventory risk, has latitude in establishing prices, or has met several but not all of these indicators. The cash collected from the sales of merchandise is initially recorded in deferred revenue in the Consolidated Balance Sheets and subsequently recognized as revenue when the receipt of merchandise is confirmed by the customers, which is the point that the control of the merchandise is transferred to the customer. The revenue is recorded net of value-added tax, discounts, coupons, incentives and return allowances. Return allowances are estimated based on historical experiences and updated at the end of each reporting period.

Marketplace
In 2019, the Group launched its marketplace business model, under which the Group operates its
e-commerce
platform, Yunji App, as a marketplace for third party merchants to sell their merchandise to the Yunji App users. When the transactions are completed on Yunji App, the Group charges merchants commissions at their respective agreed percentage of the amount of merchandise sold by merchants. The Group acts as an agent in these transactions and does not control the underlying merchandise provided by merchants before they are transferred to users, as the Group is not responsible for fulfilling the promise to provide the merchandise to users and has no inventory risk before the merchandise are transferred to the users or after the control is transferred to the users. In addition, the Group has no discretion in establishing prices of the merchandise provided by merchants. Revenues are recognized on a net basis to the extent of the commission the Group earns at the point of users’ acceptance of merchandise.
Membership program
Before January 2020, the Group earns membership fees from its members, who pay a fixed fee in exchange for (1) a merchandise gift package, (2) the right to receive member exclusive discounts for merchandise sold on the Yunji App, (3) access rights to the member-exclusive features on Yunji App, (4) the right to receive units of Yunbi (meaning Yun coin) upon a successful new member referral (“Referral Yunbi”), (5) member exclusive training, and (6) units of Yunbi (“New member Yunbi”). Each of these items represents a separate performance obligation. Yunbi can be used as coupons for the member’s future purchases on Yunji App and therefore reflect material rights. In order to promote its membership program, the Group, at its discretion, allows its users to join the membership program by purchasing any merchandise of equivalent value of the membership fee via Yunji App within a defined period as an alternative way of paying the upfront fixed membership fee, or allows individuals that meet certain requirements to become members without paying membership fee. When users become members in this manner, they are not entitled to the merchandise gift package and member exclusive training. The Group allocates the transaction price to each performance obligation, after taking into consideration expected refunds payable to members (Note 17), based on their relative standalone selling price. When the standalone selling price of a performance obligation is not directly observable, it is estimated by the Group by using an expected cost plus a margin approach.
For the merchandise gift package, revenue is recognized when the receipt of the gift package is confirmed by the members, which were RMB 557,936, nil and RMB 4,102 for the years ended December 31, 2019, 2020 and 2021, respectively. For the right to receive Referral Yunbi, revenue is recognized when Referral Yunbi is used and redeemed, or upon expiration if not redeemed. For New member Yunbi, revenue is recognized when the New member Yunbi is used and redeemed, or upon expiration if not redeemed. The allocated amounts of the transaction price to the right to receive Referral Yunbi and New Member Yunbi incorporate estimation of breakages based upon historical data, and are deferred on the balance sheet upon the collection of the upfront membership fees, which was RMB 22,104 and RMB 80,553, nil, and nil, for the years ended December 31, 2019, 2020 and 2021, respectively. For member exclusive training, revenue is recognized when the training courses are delivered over the service period by the third-party vendors engaged by the Group. For the remaining performance obligations, revenue is recognized over the period of the active life cycle of the Group’s members on a straight-line basis. The active life cycle of the Group’s members is estimated based on historical behavior of these members, which is approximately one year.
Membership program revenue is recorded in other revenues.

In addition, when members subsequently purchase merchandise, the members initially pay for their purchases at non-member
regular prices, and then are issued refunds equal to the member-exclusive discounts from the Group as a credit upon the members confirming receipt of the merchandise. The Group records such anticipated refunds as a reduction of revenue and discounts payables to the members.
Starting from January 2020 until the end of March 2021, the Group has allowed any user to become its member free of charge for one year by simply registering for an account on Yunji App. When users become members in this manner, they are still entitled to enjoy the right to receive member exclusive discounts for merchandise sold on the Yunji App. The Company discontinued free membership as of April 1, 2021.
Remaining performance obligations
The remaining performance obligations associated with the Group’s sale of merchandise represents the cash collected upfront from the customers for their purchase of merchandise on Yunji App, but the underlying merchandise has not yet been received by the customers, which is included in the presentation of deferred
revenue (Note 12). As of December 31, 2020 and 2021, the remaining performance obligation for sales of merchandise were RMB 40,645 and RMB 99,213, respectively, which are expected to be recognized as revenue when the receipt of merchandise is confirmed by the customers.
Revenue allocated to remaining performance obligations of the Group’s membership program represents that portion of the overall transaction price that has been received (or for which the Group has an unconditional right to payment) allocated to obligations under the membership program that the Group has not yet fulfilled, which is included in the presentation of deferred
revenue (Note 12). As of December 31, 2020 and 2021, the aggregate amount of the transaction price allocated to remaining performance obligations were nil and RMB 1,025, respectively, which are expected to be recognized as revenue within 12 months.
The remaining performance obligations associated with the Group’s marketplace revenue represents the portion of commission fee included in the payment collected from the users for their purchase of merchandise on Yunji App on behalf of the merchants, but the underlying merchandise has not yet been received by the users, which is included in the presentation of deferred
revenue (Note 12). As of December 31, 2020 and 2021, the remaining performance obligation for marketplace revenue was RMB 9,113 and RMB 4,402, which are expected to be recognized as revenue when the transactions are completed.

Other goods and services
The Group offers products such as air tickets, tourist attractions tickets, cruise, group tour, hotel reservation and car insurance through Yunji App. The Group presents the revenue generated from such sales on a net basis as the Group does not have control of the goods or services or have the ability to direct the use of the goods or services and obtain substantially all of their benefits. Revenue is recognized when the Group has fulfilled its selling performance obligations on behalf of the principal in the transaction, which is either when the products are accepted by the customer, or once the order of the products become non-cancellable
on Yunji App, depending on the terms of the particular agreement.
The Group also offers loans to qualified customers, including the merchants, and charges an interest based on the principal through factoring arrangements. The Group extends loans to merchants for their expected orders in addition to the loans to the same merchants who factored their accounts receivable generated from their transactions completed on Yunji App with recourse. The Group also extends loans to unrelated customers who factored their accounts receivable derived from their own business with recourse. The Group records factoring receivables, which is included in accounts receivable, when the cash is advanced to its customers (Note 2.11). The interests are recognized over the term of loans, normally within one year. From cash flow perspective, when the Group has legal rights to net settle the factoring receivables from merchants with its payable to merchants, the Group settles such factoring receivables with the payables to the same merchant respectively, provided by the legal rights as per agreement between the two parties.

Users incentive programs
2.17 Users incentive programs
The Group grants certain units of Yunbi and other coupons (collectively referred to as coupons), from time to time, to its customers at its discretion in different situations. Yunbi are not redeemable for cash and can be used as a coupon for the customer’s future purchase on the Yunji App. The value of one unit of Yunbi is equivalent to one RMB yuan. The coupons granted can be categorized into 1) coupons granted concurrent with a revenue transaction and 2) coupons granted not concurrent with a revenue transaction. When the coupon is granted concurrent with a revenue transaction, the Group determine whether the coupon represents a material right of the current transaction. If the coupon represents a material right, the transaction price is allocated between merchandise sale and the coupon based on the estimated standalone selling price taking into consideration the coupon’s forfeiture rate. If the coupon does not represent a material right, it is recognized as a reduction of revenue when they are applied in the future sales. When the coupon is not granted concurrent with a revenue transaction, the Company assesses whether the coupons were granted in exchange for a distinct service at fair value. When the coupons are granted in exchange for a distinct service at fair value, they are recorded as expense upon grant. In this case, the person granted coupons in return for their service activities does not need to be a member. When the coupons are not granted in exchange for a distinct service, they can only be applied to the future purchase of certain specified merchandise. These coupons are not accounted for when they are granted and are recognized as a reduction of revenue when they are applied in future sales.
Starting from 2019, in order to promote its marketplace business, from time to time, the Group at its own discretion issues coupons in various forms to users without any concurrent transactions in place or any substantive action needed from the recipient. These coupons can be used in purchase of goods in a broad range of merchants as an immediate discount of their next purchase, some of which can only be used when the purchase amount exceeds pre-defined
threshold. The Group settles with the merchants in cash for the coupons used by the users. As the users are required to make purchases of the merchants’ merchandises to redeem the coupons, the Group recognizes the amounts of redeemed coupons as sales and marketing expenses when the purchases are made.

Cost of revenues
2.18 Cost of revenues
Cost of revenues consists of purchase price of merchandise, inbound shipping charges, write-downs of inventory and member training costs. Inbound shipping charges to receive merchandise from suppliers are included in the inventories and recognized as cost of revenues upon sale of the merchandise to the customers.

Fulfilment
2.19 Fulfilment
Fulfilment expenses represent packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfilment and customer service centers, including costs attributable to buying, receiving, inspecting and warehousing inventories, picking, packaging and preparing customer orders for shipment, processing payment and related transaction costs and responding to inquiries from customers, depreciation expenses, payroll costs including share-based compensation expenses, and other daily expenses which are related to the purchasing functions. Fulfilment costs also contain third party payment transaction fees, such as bank card processing and debit card processing fees.

Sales and marketing
2.20 Sales and marketing
Sales and marketing expenses comprise primarily of member management fees, promotion expenses, marketplace coupons, payroll costs including share-based compensation expenses, depreciation expenses and other daily expenses which are related to the sales and marketing functions.
The Group engages third party vendors to provide member management services, which are ultimately performed by service managers who enter into employment contract with the third party vendors. Certain of the Group’s members (customers) have been engaged by third party vendors to serve as service managers. The Group has concluded that the member management services provided by the service managers, including those who are also members, are for distinct services at fair value, and records the member management fees paid to the third party vendors as Sales and marketing expenses.

Technology and content
2.21 Technology and content
Technology and content expenses are expensed as incurred and primarily consist of payroll costs including share-based compensation expenses, rental expenses, costs associated with the computing, storage and telecommunications infrastructure for internal use that support the Group’s system and Yunji App services and other expenses which are related to the technology and content functions, which are responsible for technology research and development and content editing in the Group. The Group accounts for internal use software development costs in accordance with guidance on intangible assets and internal use software. This requires capitalization of qualifying costs incurred during the software’s application development stage and to expense costs as they are incurred during the preliminary project and post implementation/operation stages. Costs capitalized for developing such software application were not material for the periods presented.

General and administrative
2.22 General and administrative
General and administrative expenses consist of payroll costs including share-based compensation expenses and other expenses which are related to the general corporate functions, including accounting, finance, tax, legal and human relations, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, rental and other general corporate related expenses.

Share-based compensation
2.23 Share-based compensation
The Company grants restricted share units (“RSUs”) and share options of the Company to eligible employees and accounts for these share-based awards in accordance with ASC 718 Compensation — Stock Compensation.
Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required, or b) using a straight-line method over the requisite service period, which is the vesting period.
For nonemployees’ share-based awards, the Group adopted ASU
2018-07
in 2019, according to ASU
2018-07,
Improvements to Nonemployee Share-Based Payment Accounting, it clarifies that equity-classified nonemployee share-based payment awards are measured at the grant date. The definition of the term grant date is amended to generally state the date at which a grantor and a grantee reach a mutual understanding of the key terms and conditions of a share-based payment award. Nonemployees’ are measured at the grant date fair value of the awards and recognized as expenses using a straight-line method over the requisite service period, which is the vesting period.
All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.
Before the Group’s initial public offering, the fair value of RSUs were assessed using the income approach/discounted cash flow method, with a discount for lack of marketability given that the shares underlying the awards were not publicly traded at the time of grant. This assessment required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. After the Group’s initial public offering, the fair value of the RSUs is determined based on the quoted market price of Yunji’s ordinary shares on the grant date.
In addition, the binomial option-pricing model is used to measure the value of share options. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions.
The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.
In accordance with ASU
2016-09,
the Group made an entity-wide accounting policy election to account for forfeitures when they occur.

Employee benefits

2.24 Employee benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries and VIE of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses, which were expensed as incurred, were RMB 553,175 , RMB 403,031 and RMB 273,773 for the years ended December 31, 2019, 2020 and 2021, respectively.

Operating Leases
2.25 Operating leases
The Company applied ASC 842, Leases, on January 1, 2019 on modified retrospective basis and has elected not to recast comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and warehouse and are included in operating lease right of use assets, net, operating lease liabilities, current and operating lease liabilities, non-current
on its Consolidated Balance Sheets. Operating lease right of use assets represent the Group’s right to use an underlying asset for the lease term and Operating lease liabilities represent obligation to make lease payment arising from the lease. The operating lease right of use assets and liabilities are recognized at lease commencement date based on the present value of lease payment over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Operating lease right of use assets also includes any lease payments made and excludes lease incentives. The Group’s lease term may include options to extend or terminate the lease. Renewal options are considered within the Operating lease right of use assets and liabilities when it is reasonably certain that the Group will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating lease with a term of one year or less, the Group has elected to not recognize a lease liability or lease right of use asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive (Loss)/Income. The Group has operating lease agreements with insignificant non-lease
components and have elected the practical expedient to combine and account for lease and non-lease
components as single lease component.

Government grant
2.26 Government grant
Government grants are recognized as Other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the Consolidated Statements of Comprehensive (Loss)/Income upon receipts and all conditions attached to the grants are fulfilled.

Income tax
2.27 Income tax
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Comprehensive (Loss)/Income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.

The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Treasury stocks
2.28 Treasury stocks
The Company accounts for treasury stocks using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stocks account on the Consolidated Balance Sheets.

Statutory reserves
2.29 Statutory reserves
The Company’s subsidiaries, consolidated VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable
reserve funds.
In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their after-tax
profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”)) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax
profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.
In addition, in accordance with the PRC Company Laws, the Group’s consolidated VIEs and VIEs’ subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax
profits as determined under the PRC GAAP to
non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund on an annual basis. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
For the years ended December 31, 2019, 2020 and 2021, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB 3,129, RMB 6,467 and RMB 1,395 respectively.

Comprehensive loss
2.30 Comprehensive loss
Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Net (loss)/income per share
2.31 Net (loss)/income per share
Basic net (loss)/income per share is computed by dividing net (loss)/income attributable to holders of ordinary shares, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the period, if applicable.
Diluted net (loss)/income per share is calculated by dividing net (loss)/income attributable to ordinary shareholders, as adjusted for the accretion and deemed dividend and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted
method, restricted share units and ordinary shares issuable upon the exercise of outstanding share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Segment reporting
2.32 Segment reporting
ASC 280, Segment Reporting, establishes standards for companies to report in their financial statements information about operating segments, products, services, geographic areas, and major customers.
Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue are derived from within the PRC, no geographical segments are presented.

Recent accounting pronouncements

2.33 Recent accounting pronouncements
In December 2019, the FASB issued ASU
2019-12—Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in accounting standards. The amendments in the ASU are effective for fiscal years beginning after December 15, 2020, including interim periods therein. Early adoption of the standard is permitted, including adoption in interim or annual periods for which financial statements have not yet been issued. The Group adopted the ASU prospectively on January 1, 2021. The impact of the adoption is not material.
In January 2020, the FASB issued Accounting Standards Update
No. 2020-01,
Investments— Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815): Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. The amendments clarified that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic 321 immediately before applying or upon discontinuing the equity method. The amendments also clarified that for the purpose of applying paragraph
815-10-15-141(a)
an entity should not consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic 323 or the fair value option in accordance with the financial instruments guidance in Topic 825. An entity also would evaluate the remaining characteristics in paragraph
815-10-15-141
to determine the accounting for those forward contracts and purchased options. The Group adopted the ASU prospectively on January 1, 2021. The impact of the adoption is not material.
In November 2021, the FASB issued ASU
2021-10,
Disclosures by Business Entities about Government Assistance (Topic 832). The amendment requires a business entity to provide certain disclosures when it has entered into a legally enforceable agreement with a government to receive value, and accounts for the transaction using a grant or contribution accounting model by analogy. ASU
2021-10
is effective for fiscal years beginning after December 15, 2021 for all business entities. The Group is currently evaluating the impact of this new guidance on its consolidated financial statements and associated disclosures.